Exhibit 99.7 Schedule 1

Data Compare
Run Date - 02/23/2024 12:45:36 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
1613297	XXXXXXXXXX	XXXXXXXXXX	Maturity Date		20540101	Verified
1613297	XXXXXXXXXX	XXXXXXXXXX	Note Date		XXXXXXXX	Verified
1613297	XXXXXXXXXX	XXXXXXXXXX	QM Status		Non-QM
1309042	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Doc Type	Alternative	Debt Service Coverage	Verified
1309042	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	QM Status	Non-QM	Exempt	Verified
1351869	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	QM Status	QM	Non-QM	Verified
1355501	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	QM Status	QM	Non-QM	Verified